Net other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net other Operating Income and Expenses
Other operating income	€ 2,286	€ 3,000
Other operating expenses	(251)	(2,863)
Net other operating income and expenses	2,035	€ 137
Aggregate purchase price for each main crane of both O-class vessels sold	1,500
Impairment loss reflected in the profit and loss	€ 5,000